DEBT - Maturities of Long-term Debt (Q3) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
October through December 2021	$ 5,578,530
2022	11,173,350	$ 23,091,541
2023	22,204,003	20,873,759
2024	31,565,888	25,642,649
2025	28,970,170	24,599,437
2026	26,484,067	30,781,473
Thereafter	56,170,889	57,959,579
Total principal	182,146,897	182,948,438
Plus unamortized mortgage premium, net of unamortized discount	239,979	447,471
Less: unamortized deferred financing costs	(1,472,537)	(1,491,715)
Net principal	180,914,339	$ 181,904,194
Credit Facility
Debt Instrument [Line Items]
October through December 2021	0
2022	0
2023	0
2024	0
2025	0
2026	0
Thereafter	0
Total principal	0
Plus unamortized mortgage premium, net of unamortized discount	0
Less: unamortized deferred financing costs	0
Net principal	0
Mortgage Notes Payable
Debt Instrument [Line Items]
October through December 2021	5,578,530
2022	11,173,350
2023	22,204,003
2024	31,565,888
2025	28,970,170
2026	26,484,067
Thereafter	56,170,889
Total principal	182,146,897
Plus unamortized mortgage premium, net of unamortized discount	239,979
Less: unamortized deferred financing costs	(1,472,537)
Net principal	$ 180,914,339